HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.7%
Aerospace & Defense — 2.6%
Teledyne Technologies, Inc.(a)	9,300	3,395,058

Banks — 1.4%
KeyCorp	99,560	1,862,768

Biotechnology — 10.2%
Acceleron Pharma, Inc.(a)	25,170	2,284,932
Alnylam Pharmaceuticals, Inc.(a)	13,660	1,568,031
Ascendis Pharma AS, ADR(a)	8,587	1,160,104
Blueprint Medicines Corp.(a)	14,323	908,794
Global Blood Therapeutics, Inc.(a)	4,070	265,608
Ironwood Pharmaceuticals, Inc.(a)	54,720	661,018
Neurocrine Biosciences, Inc.(a)	17,370	1,738,390
Repligen Corp.(a)	7,050	707,750
Rocket Pharmaceuticals, Inc.(a)	43,780	896,614
Sage Therapeutics, Inc.(a)	17,320	1,147,970
Sarepta Therapeutics, Inc.(a)	19,450	2,255,422
		13,594,633
Building Products — 2.0%
Trex Co., Inc.(a)	27,000	2,652,480

Capital Markets — 2.9%
Apollo Global Management, Inc.	36,720	1,737,590
LPL Financial Holdings, Inc.	22,460	2,069,240
		3,806,830
Chemicals — 3.0%
FMC Corp.	13,220	1,263,700
Orion Engineered Carbons SA	70,660	1,109,362
W.R. Grace & Co.	25,195	1,697,135
		4,070,197
Communications Equipment — 0.4%
Lumentum Holdings, Inc.(a)	6,700	507,659

Entertainment — 1.8%
Madison Square Garden Co. (The), Class A(a)	6,163	1,825,419
World Wrestling Entertainment, Inc., Class A	12,660	618,821
		2,444,240
Equity Real Estate Investment Trusts — 1.7%
Brixmor Property Group, Inc.	113,020	2,255,879

Food & Staples Retailing — 1.5%
Performance Food Group Co.(a)	37,500	1,942,125

Health Care Equipment & Supplies — 5.4%
DexCom, Inc.(a)	14,100	3,394,575
Haemonetics Corp.(a)	18,460	1,982,419
STERIS PLC	11,405	1,718,619
		7,095,613

Health Care Providers & Services — 2.1%
Quest Diagnostics, Inc.	25,120	2,780,030

Hotels, Restaurants & Leisure — 2.8%
Eldorado Resorts, Inc.(a)	38,960	2,329,029
Papa John’s International Inc.	21,200	1,373,336
		3,702,365
Household Durables — 2.8%
KB Home	32,260	1,211,363
TopBuild Corp.(a)	21,530	2,465,400
		3,676,763
Insurance — 2.3%
Arthur J. Gallagher & Co.	29,200	2,995,044

Internet & Direct Marketing Retail — 1.5%
Expedia Group, Inc.	18,250	1,979,213

IT Services — 5.9%
Black Knight, Inc.(a)	37,700	2,522,884
Twilio, Inc., Class A(a)	11,350	1,411,259
WEX, Inc.(a)	8,455	1,834,059
WNS Holdings, Ltd., ADR(a)	29,070	2,074,435
		7,842,637
Life Sciences Tools & Services — 5.5%
BIO-RAD Laboratories, Inc., Class A(a)	9,450	3,410,693
Charles River Laboratories International, Inc.(a)	12,460	1,926,067
Mettler-Toledo International, Inc.(a)	2,526	1,912,637
		7,249,397
Machinery — 5.3%
Flowserve Corp.	38,430	1,793,912
Lincoln Electric Holdings, Inc.	20,500	1,828,190
Meritor, Inc.(a)	66,890	1,465,560
Woodward, Inc.	17,200	2,000,532
		7,088,194
Media — 1.3%
Nexstar Media Group, Inc., Class A	14,240	1,725,176

Oil, Gas & Consumable Fuels — 3.0%
Diamondback Energy, Inc.	20,300	1,510,320
PBF Energy, Inc., Class A	54,050	1,475,565
WPX Energy, Inc.(a)	80,050	956,598
		3,942,483
Pharmaceuticals — 2.2%
Catalent, Inc.(a)	30,650	1,872,715
Reata Pharmaceuticals, Inc., Class A(a)	4,590	1,004,246
		2,876,961
Professional Services — 2.6%
CoStar Group, Inc.(a)	2,338	1,526,691
TransUnion	21,440	1,966,048
		3,492,739
Road & Rail — 2.6%
J.B. Hunt Transportation Services, Inc.	20,455	2,207,708
Old Dominion Freight Line, Inc.	6,320	1,240,174
		3,447,882
Semiconductors & Semiconductor Equipment — 2.5%
MKS Instruments, Inc.	11,760	1,232,683
ON Semiconductor Corp.(a)	87,800	2,032,570
		3,265,253
Software — 15.3%
8x8, Inc.(a)	102,040	1,899,985
Ceridian HCM Holding, Inc.(a)	30,070	2,203,830
Fair Isaac Corp.(a)	5,875	2,363,983
Fortinet, Inc.(a)	24,390	2,813,630
Guidewire Software, Inc.(a)	17,670	1,987,875
HubSpot, Inc.(a)	17,318	3,133,519
Nutanix, Inc., Class A(a)	37,908	1,230,873
RealPage, Inc.(a)	40,100	2,339,835

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Software, continued
Splunk, Inc.(a)	15,885	2,466,305
		20,439,835
Specialty Retail — 3.1%
Burlington Stores, Inc.(a)	8,770	1,907,212
Five Below, Inc.(a)	19,130	2,165,899
		4,073,111
Technology Hardware, Storage & Peripherals — 1.0%
NCR Corp.(a)	38,928	1,312,652

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.	19,100	2,025,937

Thrifts & Mortgage Finance — 1.5%
Essent Group, Ltd.	40,890	2,028,553

TOTAL COMMON STOCKS (COST $110,787,490)		129,571,707

Investment Company — 2.0%
Northern Institutional Government Select Portfolio, Institutional Shares, 1.53%(b)	2,587,463	2,587,463
TOTAL INVESTMENT COMPANY (Cost $2,587,463)		2,587,463

TOTAL INVESTMENTS IN SECURITIES (Cost $113,374,953) — 99.7%		132,159,170
Other Assets (Liabilities) - 0.3%		425,881
NET ASSETS - 100%		$132,585,051

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on January 31, 2020.

ADR - American Depositary Receipt

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

Value ($)
Affiliated Portfolio — 100.2%
HSBC Opportunity Portfolio	9,246,656

TOTAL INVESTMENTS IN SECURITIES - 100.2% (COST $7,991,392)	9,246,656
Other Assets (Liabilities) - (0.2)%	(19,457)
NET ASSETS - 100%	$9,227,199

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

Value ($)
Affiliated Portfolio — 100.0%
HSBC Opportunity Portfolio	123,338,395

TOTAL INVESTMENTS IN SECURITIES - 100.0% (COST $106,238,143)	123,338,395
Other Assets (Liabilities) - –%	20,552
NET ASSETS - 100%	$123,358,947

HSBC FAMILY OF FUNDS

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks — 94.3%
Argentina — 0.7%
Globant SA(a)	214	26,258
YPF SA, ADR	3,036	28,508
		54,766
Bahrain — 7.5%
Ahli United Bank BSC	492,943	552,408

Bangladesh — 0.8%
BRAC Bank, Ltd.(a)	15,538	9,162
Square Pharmaceuticals, Ltd.	20,961	48,871
		58,033
Colombia — 3.5%
Banco Davivienda SA	19,317	259,934

Croatia — 0.6%
Addiko Bank AG(a)	2,838	44,751
Ledo dd(a)(b)	311	–(c)
		44,751
Egypt — 13.2%
Cairo Investment & Real Estate Development Co. SAE	9,989	8,245
Cleopatra Hospital(a)	211,354	77,698
Commercial International Bank SAE, Registered, GDR	35,951	189,101
Credit Agricole SAE	53,074	148,237
Juhayna Food Industries	307,759	186,609
Medinet NASR Housing(a)	151,279	45,309
MM Group For Industry & International Trade SAE(a)	196,450	119,491
Talaat Moustafa Group	390,935	200,308
		974,998
Georgia — 3.1%
Georgia Capital PLC(a)	5,297	56,229
TBC Bank Group PLC	10,674	174,753
		230,982
Kazakhstan — 5.0%

Halyk Savings Bank of Kazakhstan JSC, Registered, GDR	20,119	292,862
Kaz Minerals PLC	13,576	78,236
		371,098
Kenya — 5.5%
Equity Group Holdings PLC	90,300	45,127
KCB Group, Ltd.	162,300	84,760
Safaricom, Ltd.	912,000	277,565
		407,452
Kuwait — 14.3%
Agility Public Warehousing Co. KSC	102,428	286,145
Humansoft Holding Co. KSC	27,703	284,700
Kuwait Finance House KSCP	47,500	130,931
National Bank of Kuwait SAKP	101,936	352,093
		1,053,869
Mauritius — 2.1%
MCB Group, Ltd.	17,000	156,420

Morocco — 1.9%
Attijariwafa Bank	2,598	136,713

Nigeria — 1.8%
Dangote Cement PLC	72,687	35,998
Guaranty Trust Bank PLC	1,176,061	97,129
		133,127
Peru — 2.9%
Alicorp SAA, Class C	28,081	75,524
Credicorp, Ltd.	675	139,442
		214,966
Philippines — 9.7%
Ayala Land, Inc.	116,900	95,175
International Container Terminal Services, Inc.	18,180	46,358
Megaworld Corp.	996,700	79,207
Metropolitan Bank & Trust Co.	51,470	57,980
Puregold Price Club, Inc.	251,539	188,406
Robinsons Retail Holdings, Inc.	103,950	158,056
SSI Group, Inc.	2,023,000	88,372
		713,554
Qatar — 3.5%
Commercial Bank PSQC (The)	155,000	203,187
Qatar National Bank QPSC	9,469	52,968
		256,155
Romania — 4.1%
Banca Transilvania SA	360,099	216,161
BRD-Groupe Societe Generale SA	22,935	85,854
		302,015
United Arab Emirates — 9.2%
Abu Dhabi National Oil Co. for Distribution PJSC	43,079	36,828
Aramex PJSC	129,126	125,873
DP World PLC	19,262	267,382
Emaar Development PJSC	22,154	22,867
Emaar Properties PJSC	72,683	79,311
Emirates NBD Bank PJSC	39,479	147,791
		680,052
Vietnam — 4.9%
Hoa Phat Group JSC(a)	49,870	51,043
Vietnam Dairy Products JSC	22,690	105,235
Vietnam Technological & Commercial Joint Stock Bank(a)	107,720	99,031
Vincom Retail JSC	83,959	107,538
		362,847
TOTAL COMMON STOCKS (COST $7,312,372)		6,964,140

Participatory Note — 1.3%
United Arab Emirates — 1.3%
Aramex PJSC, 3/15/20, (Merrill Lynch International & Co.)	94,957	92,565

TOTAL PARTICIPATORY NOTE (COST $110,597)		92,565

Investment Companies — 2.4%
Northern Institutional Government Assets Portfolio, Institutional Shares, 1.48%(d)	179,484	179,484
TOTAL INVESTMENT COMPANIES (COST $179,484)		179,484

TOTAL INVESTMENTS IN SECURITIES (COST $7,602,453) — 98.0%		7,236,189
Other Assets (Liabilities) - 2.0%		148,099
NET ASSETS - 100%		$7,384,288

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of January 31, 2020.
(c)	Amounts shown as “—” are either $0 or rounds to less than $1.
(d)	The rate represents the annualized 7-day yield that was in effect on January 31, 2020.
ADR -	American Depositary Receipt
GDR -	Global Depository Receipt

HSBC FAMILY OF FUNDS

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2020:

Industry	Percentage of Net Assets at Value (%)*
Banks	49.7
Real Estate Management & Development	8.5
Air Freight & Logistics	6.8
Food Products	5.0
Food & Staples Retailing	4.7
Transportation Infrastructure	4.2
Diversified Consumer Services	3.9
Wireless Telecommunication Services	3.8
Investment Companies	2.4
Metals & Mining	1.8
Specialty Retail	1.7
Distributors	1.6
Health Care Providers & Services	1.1
Capital Markets	0.8
Pharmaceuticals	0.7
Construction Materials	0.5
Oil, Gas & Consumable Fuels	0.4
Software	0.4
Total	98.0

* The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 1.6%
France — 0.4%
Electricite de France SA, Series E, 5.37% (EUSA12 + 379 bps), MTN, Callable 1/29/25 @ 100 (a)(b)(c)	100,000	128,749

Ireland — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 8/15/26, Callable 8/15/22 @ 101.06 (a)(d)	100,000	113,474

Luxembourg — 0.6%
Ineos Group Holdings SA, Registered, 5.38%, 8/1/24, Callable 2/17/20 @ 102.69 (a)	100,000	113,382
Kleopatra Holdings 1 SCA, 8.50%, 6/30/23, Callable 3/9/20 @ 102 (a)(d)	109,464	58,872
		172,254
Netherlands — 0.3%
Trivium Packaging Finance BV, 3.75%, 8/15/26, Callable 8/15/22 @ 101.88 (a)(d)	100,000	115,939

TOTAL FOREIGN BONDS (COST $577,561)		530,416

Yankee Dollars — 18.6%

	Principal Amount ($)	Value ($)
Argentina — 0.2%
IRSA Propiedades Comerciales SA, Registered, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38 (a)	23,000	21,781
Provincia de Buenos Aires, Registered, 6.50%, 2/15/23	50,000	18,625
Republic of Argentina, 4.63%, 1/11/23	20,000	9,210
Republic of Argentina, 6.88%, 1/26/27	53,000	23,744
		73,360
Australia — 1.3%
FMG Resources August 2006 pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100 (a)(d)	353,000	357,854
Mineral Resources, Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)(d)	80,000	87,400
		445,254
Bahamas — 0.8%
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/18/20 @ 105.44 (a)(d)	241,000	254,303

Bermuda — 0.7%
Viking Cruises, Ltd., 5.88%, 9/15/27, Callable 9/15/22 @ 102.94 (a)(d)	219,000	224,486
VOC Escro, Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (a)(d)	11,000	11,385
		235,871
Canada — 4.3%
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26, Callable 1/15/23 @ 102.56 (a)(d)	57,000	58,853
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28, Callable 1/15/23 @ 102.69 (a)(d)	57,000	58,977
First Quantum Minerals, 7.50%, 4/1/25, Callable 4/1/20 @ 105.63 (a)(d)	235,000	231,475
GFL Environmental, Inc., 5.63%, 5/1/22, Callable 3/9/20 @ 102.81 (a)(d)	79,000	79,790
GFL Environmental, Inc., 7.00%, 6/1/26, Callable 6/1/21 @ 103.5 (a)(d)	69,000	71,912
GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56 (a)(d)	19,000	19,567
Hudbay Minerals, Inc., 7.25%, 1/15/23, Callable 3/9/20 @ 103.63 (a)(d)	2,000	2,035
Hudbay Minerals, Inc., 7.63%, 1/15/25, Callable 3/9/20 @ 105.72 (a)(d)	117,000	119,048
Iamgold Corp., 7.00%, 4/15/25, Callable 4/15/20 @ 105.25 (a)(d)	147,000	151,410
New Gold, Inc., 6.25%, 11/15/22, Callable 2/18/20 @ 101.04 (a)(d)	198,000	198,371
Northwest Acquisitions ULC, 7.13%, 11/1/22, Callable 2/18/20 @ 103.56 (a)(d)	18,000	14,490
Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100 (a)(d)	150,000	152,250
Nova Chemicals Corp., 5.00%, 5/1/25, Callable 1/31/25 @ 100 (a)(d)	34,000	34,085
Nova Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100 (a)(d)	253,000	257,428
		1,449,691
Cayman Islands — 1.0%
Global Aircraft Leasing Co., Ltd., 6.50%, 9/15/24, Callable 9/15/21 @ 103.25 (a)(d)	319,000	326,353

El Salvador — 0.1%
Republic of El Salvador, Registered, 7.75%, 1/24/23	35,000	38,640

Ireland — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.87% (H15T5Y + 454 bps), 10/10/79, Callable 10/10/24 @ 100 (a)(c)	150,000	160,500
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38 (a)(d)	200,000	211,508
		372,008
Israel — 0.1%
Teva Pharmaceuticals, 3.15%, 10/1/26	50,000	42,685

Luxembourg — 5.3%
Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75 (a)(d)	200,000	213,740
Altice Luxembourg SA, 7.63%, 2/15/25, Callable 3/9/20 @ 103.81 (a)(d)(e)	200,000	207,940

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Luxembourg, continued
Altice Luxembourg SA, 10.50%, 5/15/27, Callable 5/15/22 @ 105.25 (a)(d)	400,000	462,520
ARD Finance SA, 6.50%, 6/30/27, Callable 11/15/22 @ 103.25 (a)(d)	200,000	206,250
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (a)(d)	326,000	275,469
Telenet Finance Luxembourg Notes SARL, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75 (a)(d)	200,000	212,000
Ypso Finance Bis SA, 6.00%, 2/15/28 (d)	200,000	197,750
		1,775,669
South Africa — 0.3%
Republic of South Africa, 5.50%, 3/9/20	100,000	100,230

Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 + 487 bps), Callable 2/19/25 @ 100 (a)(b)(c)	200,000	227,860

Turkey — 0.2%
Republic of Turkey, 7.38%, 2/5/25	62,000	70,056

United Kingdom — 2.5%
Barclays PLC, 7.88% (USSW5 + 677 bps), Callable 3/15/22 @ 100 (a)(b)(c)	200,000	216,500
eG Global Finance PLC, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38 (a)(d)	200,000	202,500
eG Global Finance PLC, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25 (a)(d)	200,000	212,500
Virgin Media Finance PLC, 6.00%, 10/15/24, Callable 2/18/20 @ 103 (a)(d)	200,000	206,020
		837,520
Venezuela — 0.0%NM
Petroleos de Venezuela SA, Registered, 9.00%, 11/17/21 (e)	35,000	2,800
Petroleos de Venezuela SA, Registered, 12.75%, 2/17/22 (e)	9,000	720
		3,520
TOTAL YANKEE DOLLARS (COST $6,214,750)		6,253,020

Corporate Bonds — 70.2%
United States — 70.2%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23, Callable 3/9/20 @ 101.41(a)	65,000	65,866
Acadia Healthcare Co., Inc., 6.50%, 3/1/24, Callable 3/9/20 @ 103.25(a)	150,000	154,453
Adient US LLC, 7.00%, 5/15/26, Callable 5/15/22 @ 103.50(a)(d)	157,000	171,523
AK Steel Corp., 7.50%, 7/15/23, Callable 3/9/20 @ 103.75(a)	328,000	340,299
Ally Financial, Inc., 4.13%, 3/30/20	135,000	135,462
American Express Co., 5.34% (US0003M + 343 bps), Callable 5/15/20 @ 100.00(a)(b)(c)	65,000	65,406
Antero Resources Corp., 5.13%, 12/1/22, Callable 3/9/20 @ 101.28(a)	250,000	215,625
Antero Resources Finance, 5.38%, 11/1/21, Callable 3/9/20 @ 100.00(a)	161,000	153,755
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)(d)	231,000	246,409
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/1/26, Callable 11/1/21 @ 103.50(a)(d)	42,000	29,820
Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)(d)	129,000	132,360
Bank of America Corp., 4.30% (US0003M + 266 bps), Callable 1/28/25 @ 100.00(a)(b)(c)	65,000	64,864
Basuch Health Americas, Inc., 8.50%, 1/31/27, Callable 7/31/22 @ 104.25(a)(d)	45,000	50,906
Bausch Health Americas, Inc., 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)(d)	100,000	114,125
Bausch Health Cos., Inc., 5.00%, 1/30/28, Callable 1/30/23 @ 102.50(a)(d)	87,000	88,088
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)(d)	165,000	168,094
Blue Cube Spinco, Inc., 9.75%, 10/15/23, Callable 10/15/20 @ 102.44(a)	88,000	93,832
Blue Cube Spinco, Inc., 10.00%, 10/15/25, Callable 10/15/20 @ 105.00(a)	28,000	30,574
Blue Racer Midstream LLC, 6.13%, 11/15/22, Callable 3/9/20 @ 101.53(a)(d)	259,000	253,069
Boyne USA, Inc., 7.25%, 5/1/25, Callable 5/1/21 @ 103.63(a)(d)	60,000	65,100
Calpine Corp., 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)(d)	140,000	139,300
Calpine Corp., 5.13%, 3/15/28, Callable 3/15/23 @ 102.56(a)(d)	197,000	196,015
Calpine Corp., 5.75%, 1/15/25, Callable 3/9/20 @ 102.88(a)	110,000	113,082
Capital One Financial Corp., 5.55% (US0003M + 380 bps), Callable 6/1/20 @ 100.00(a)(b)(c)	120,000	120,900
Cargo Aircraft Manageman, 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)(d)	99,000	100,489
Carlson Travel, Inc., 6.75%, 12/15/23, Callable 3/9/20 @ 103.38(a)(d)	300,000	309,000

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.50(a)(d)		134,000	140,350
CCO Holdings LLC, 5.13%, 5/1/23, Callable 3/9/20 @ 102.56(a)(d)		164,000	166,596
CCO Holdings LLC, 5.75%, 1/15/24, Callable 3/4/20 @ 101.92(a)		14,000	14,298
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31(a)(d)		95,000	102,249
Centene Corp., 4.75%, 5/15/22, Callable 3/9/20 @ 102.38(a)		14,000	14,246
Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)(d)		85,000	90,419
Centene Corp., 6.13%, 2/15/24, Callable 3/9/20 @ 103.06(a)		73,000	75,373
CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102.00(a)(d)		20,000	20,091
CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)(d)		58,000	59,450
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63(a)(d)		124,000	123,333
Citigroup, Inc., 4.70% (SOFR + 323 bps), Callable 1/30/25 @ 100.00(a)(b)(c)		105,000	106,937
Clearwater Paper Corp., 5.38%, 2/1/25(d)		363,000	377,520
Cleveland-Cliffs, Inc., 5.88%, 6/1/27, Callable 6/1/22 @ 102.94(a)(d)		337,000	310,883
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 6/15/20 @ 103.00(a)(d)		147,000	140,294
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103.00(a)(d)		97,000	101,729
CommScope, Inc., 8.25%, 3/1/27, Callable 3/1/22 @ 104.13(a)(d)		146,000	150,015
CSC Holdings LLC, 5.25%, 6/1/24		200,000	215,999
CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)(d)		200,000	212,000
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)(d)		200,000	215,004
CSC Holdings LLC, 10.88%, 10/15/25, Callable 10/15/20 @ 105.44(a)(d)		200,000	221,539
Dell, Inc., 7.10%, 4/15/28		109,000	131,903
Diamond 1 Finance/Diamond 2, 5.88%, 6/15/21, Callable 2/24/20 @ 101.47(a)(d)		13,000	13,124
Diamond 1 Finance/Diamond 2, 7.13%, 6/15/24, Callable 2/24/20 @ 105.34(a)(d)		174,000	182,917
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)(d)		200,000	199,220
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31(a)(d)		309,000	288,915
DISH DBS Corp., 5.00%, 3/15/23		76,000	77,142
DISH DBS Corp., 5.88%, 7/15/22		60,000	63,000
Eagle Holding Co. II LLC, 7.63%, 5/15/22, Callable 2/15/20 @ 101.00(a)(d)		293,000	295,930
Embarq Corp., 8.00%, 6/1/36		315,000	350,107
EnLink Midstream Partners LP, 6.00% (US0003M + 411 bps), Callable 12/15/22 @ 100.00(a)(b)(c)		205,000	142,988
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100.00(a)		44,000	44,880
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.50(a)		194,000	201,033
Genesis Energy LP, 5.63%, 6/15/24, Callable 3/9/20 @ 102.81(a)		40,000	38,900
Genesis Energy LP, 6.00%, 5/15/23, Callable 3/9/20 @ 103.00(a)		100,000	100,470
Genesis Energy LP, 7.75%, 2/1/28, Callable 2/1/23 @ 105.81(a)		158,000	159,308
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27, Callable 6/1/22 @ 102.63(a)(d)		237,000	248,554
Golden Nugget, Inc., 6.75%, 10/15/24, Callable 3/9/20 @ 103.38(a)(d)		150,000	154,155
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38(a)(d)		133,000	139,752
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25(a)(d)		82,000	89,282
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25(a)(d)		95,000	102,303
Gulfport Energy Corp., 6.00%, 10/15/24, Callable 3/9/20 @ 104.50(a)		196,000	108,035
Gulfport Energy Corp., 6.38%, 5/15/25, Callable 5/15/20 @ 104.78(a)		77,000	38,500
HCA Healthcare, Inc., 5.88%, 2/15/26, Callable 8/15/25 @ 100.00(a)		200,000	229,510
Herc Holdings, Inc., 5.50%, 7/15/27, Callable 7/15/22 @ 102.75(a)(d)		200,000	208,940
Infor, Inc., 6.50%, 5/15/22, Callable 2/24/20 @ 101.63(a)		125,000	125,493
IQVIA, Inc., 2.25%, 1/15/28, Callable 7/15/22 @ 101.13(a)(d)	EUR	100,000	112,509
Iron Mountain, Inc., 4.88%, 9/15/29, Callable 9/15/24 @ 102.44(a)(d)		60,000	61,206
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 3/9/20 @ 105.91(a)(d)		264,000	279,786
Jaguar Holding Co. II, 6.38%, 8/1/23, Callable 3/9/20 @ 103.19(a)(d)		69,000	70,898
JBS USA LLC/JBS USA Finance LLC, 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)(d)		60,000	64,800
JBS USA LLC/JBS USA Finance LLC, 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)(d)		233,000	260,962
JBS USA LUX SA/JBS USA Finance, Inc., Registered, 5.88%, 7/15/24, Callable 3/9/20 @ 102.94(a)		50,000	51,250

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
JPMorgan Chase & Co., 4.60% (SOFR + 313 bps), Callable 2/1/25 @ 100.00(a)(b)(c)		245,000	250,120
JPMorgan Chase & Co., 5.00% (SOFR + 338 bps), Callable 8/1/24 @ 100.00(a)(b)(c)		125,000	130,750
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21, Callable 3/9/20 @ 109.38(a)(d)		189,000	193,264
LABL Escrow Issuer LLC, 6.75%, 7/15/26, Callable 7/15/22 @ 103.38(a)(d)		143,000	153,586
Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)(d)		110,000	113,027
Level 3 Financing, Inc., 5.13%, 5/1/23, Callable 3/9/20 @ 101.28(a)		90,000	90,423
Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69(a)		139,000	143,518
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 3/9/20 @ 101.34(a)		24,000	24,290
Manitowoc Co., Inc., 9.00%, 4/1/26, Callable 4/1/22 @ 104.50(a)(d)		122,000	129,930
Match Group, Inc., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(a)(d)		220,000	237,325
MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100.00(a)		38,000	41,450
MGM Growth/MGM Finance, 5.75%, 2/1/27, Callable 11/1/26 @ 100.00(a)		41,000	45,613
Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)(d)		53,000	54,333
MPH Acquisition Holdings LLC, 7.13%, 6/1/24, Callable 3/9/20 @ 105.34(a)(d)		141,000	136,575
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102.31(a)		233,000	243,776
MTS Systems Corp., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)(d)		44,000	46,200
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27, Callable 1/15/23 @ 103.00(a)(d)		89,000	90,573
Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23, Callable 7/15/20 @ 104.06(a)(d)		76,000	80,370
Navient Corp., 5.00%, 3/15/27, Callable 9/15/26 @ 100.00(a)		53,000	52,868
Navient Corp., 6.13%, 3/25/24, MTN		38,000	40,482
Navient Corp., 6.50%, 6/15/22		100,000	106,250
Navient Corp., 6.75%, 6/15/26		198,000	215,077
Navient Corp., 7.25%, 1/25/22, MTN		150,000	160,875
Navistar International Corp., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31(a)(d)		85,000	89,144
NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)(d)		100,000	107,765
NRG Energy, Inc., 7.25%, 5/15/26, Callable 5/15/21 @ 103.63(a)		54,000	58,456
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25(d)		100,000	111,500
Panther BF Aggregator 2 LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)(d)		190,000	203,794
Panther BF Aggregator 2 LP, 8.50%, 5/15/27, Callable 5/15/22 @ 104.25(a)(d)		81,000	87,075
Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)(d)		69,000	70,725
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31(a)(d)		140,000	99,400
PBF Logistics LP, 6.00%, 2/15/28, Callable 2/15/23 @ 103.00(a)(d)		197,000	201,452
PBF Logistics LP, 6.88%, 5/15/23, Callable 3/9/20 @ 103.44(a)		322,000	331,257
Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)(d)		39,000	41,048
PetSmart, Inc., 5.88%, 6/1/25, Callable 6/1/20 @ 102.94(a)(d)		231,000	237,930
PetSmart, Inc., 7.13%, 3/15/23, Callable 3/9/20 @ 103.56(a)(d)		165,000	164,381
Plains All American Pipeline LP, 6.12% (US0003M + 411 bps), Callable 11/15/22 @ 100.00(a)(b)(c)		110,000	101,893
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13(a)(d)		227,000	199,760
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 2/18/20 @ 104.00(a)(d)		248,000	231,384
Presidio Holding, Inc., 8.25%, 2/1/28, Callable 2/1/23 @ 104.13(a)(d)		256,000	263,040
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24(d)		214,000	223,095
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28, Callable 1/15/23 @ 103.13(a)(d)		59,000	58,447
PTC, Inc., 4.00%, 2/15/28, Callable 2/15/23 @ 102.00(a)(d)		44,000	44,440
Refinitiv US Holdings, Inc., 4.50%, 5/15/26, Callable 11/15/21 @ 102.25(a)(d)	EUR	200,000	240,355
Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)(d)		166,000	179,081
Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)(d)		305,000	339,328
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88(a)(d)		355,000	396,268
Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 3/9/20 @ 102.56(a)(d)		72,000	73,710

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	214,173	214,665
Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)(d)	150,000	154,269
Scientific Games International, Inc., 7.00%, 5/15/28, Callable 5/15/23 @ 103.50(a)(d)	22,000	23,196
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13(a)(d)	258,000	279,930
Select Medical Corp., 1.00%, 8/15/26, Callable 8/15/22 @ 103.13(a)(d)	445,000	480,078
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56(a)	60,000	63,894
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(d)	143,000	146,218
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)(d)	200,000	215,230
Sprint Communications, Inc., 6.00%, 11/15/22	125,000	129,063
Sprint Corp., 7.13%, 6/15/24	30,000	30,986
Sprint Corp., 7.25%, 9/15/21	144,000	151,020
Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100.00(a)	145,000	151,329
Sprint Corp., 7.88%, 9/15/23	282,000	299,593
Talen Energy Supply LLC, 6.63%, 1/15/28, Callable 1/15/23 @ 103.31(a)(d)	240,000	240,000
Targa Resources Partners LP, 5.00%, 1/15/28, Callable 1/15/23 @ 102.50(a)	64,000	65,120
Targa Resources Partners LP, 6.75%, 3/15/24, Callable 3/9/20 @ 103.38(a)	31,000	32,005
Taylor Morrison Communities, Inc., 5.88%, 6/15/27, Callable 3/15/27 @ 100.00(a)(d)	100,000	111,250
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.50(a)(d)	137,000	138,713
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)(d)	167,000	172,845
Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)(d)	101,000	106,303
Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)(d)	127,000	134,315
Tenet Healthcare Corp., 8.13%, 4/1/22	245,000	267,672
The Chemours Co., 6.63%, 5/15/23, Callable 3/9/20 @ 103.31(a)	39,000	38,393
T-Mobile US, Inc., 6.00%, 4/15/24, Callable 2/18/20 @ 104.50(a)	5,000	5,147
T-Mobile US, Inc., 6.50%, 1/15/24, Callable 2/18/20 @ 102.17(a)	150,000	153,938
Truck Hero, Inc., 8.50%, 4/21/24, Callable 4/30/21 @ 104.25(a)(d)	157,000	162,691
Vertiv Group Corp., 9.25%, 10/15/24, Callable 3/2/20 @ 106.94(a)(d)	297,000	318,348
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)(d)	30,000	31,275
Warrior Met Coal, Inc., 8.00%, 11/1/24, Callable 11/1/20 @ 104.00(a)(d)	239,000	247,963
Wolverine Escrow LLC, 8.50%, 11/15/24, Callable 11/15/21 @ 106.38(a)(d)	189,000	194,354
Wolverine Escrow LLC, 9.00%, 11/15/26, Callable 11/15/22 @ 106.75(a)(d)	147,000	152,686
Wyndham Destinations, Inc., 4.63%, 3/1/30, Callable 12/1/29 @ 100.00(a)(d)	136,000	139,570
Wyndham Worldwide Corp., 6.35%, 10/1/25, Callable 7/1/25 @ 100.00(a)(c)	161,000	180,421
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38(a)(d)	217,000	235,174
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100.00(a)(d)	80,000	85,320
		23,600,890
TOTAL CORPORATE BONDS (COST $23,142,037)		23,600,890

	Shares
Exchange Traded Funds — 4.8%
iShares iBoxx High Yield Corporate Bond ETF	5,000	437,650
iShares JPMorgan USD Emerging Markets Bond ETF	10,019	1,162,004
TOTAL EXCHANGE TRADED FUNDS (COST $1,497,772)		1,599,654

Investment Companies — 3.5%
Northern Institutional Government Assets Portfolio, Institutional Shares, 1.48%(f)	1,165,452	1,165,452
TOTAL INVESTMENT COMPANIES (COST $1,165,452)		1,165,452

TOTAL INVESTMENTS IN SECURITIES (COST $32,597,572) — 98.7%		33,149,432
Other Assets (Liabilities) - 1.3%		423,322
NET ASSETS - 100%		$33,572,754

(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on January 31, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on January 31, 2020.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
NM	Not meaningful, amount is less than 0.05%.
bps - Basis Points
ETF - Exchange-Traded Fund
EUR - Euro
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
LLC - Limited Liability Company
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
ULC - Unlimited Liability Co.
US0003M - 3 Month US Dollar LIBOR
USSW5 - USD 5 Year Swap Rate

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2020:

Industry	Percentage of Net Assets at Value (%)*
Hotels, Restaurants & Leisure	7.6
Health Care Providers & Services	7.4
Metals & Mining	6.9
Diversified Financial Services	6.9
Oil, Gas & Consumable Fuels	6.5
Media	5.4
Exchange Traded Fund	4.9
Consumer Finance	4.0
Containers & Packaging	3.8
IT Services	3.7
Investment Companies	3.5
Wireless Telecommunication Services	3.4
Diversified Telecommunication Services	3.3
Independent Power and Renewable Electricity Producers	2.5
Banks	2.2
Auto Components	1.9
Capital Markets	1.8
Chemicals	1.8
Commercial Services & Supplies	1.7
Food Products	1.5
Specialty Retail	1.5
Pharmaceuticals	1.4
Electric Utilities	1.3
Trading Companies & Distributors	1.1
Equity Real Estate Investment Trusts	1.1
Communications Equipment	1.1
Paper & Forest Products	1.1
Air Freight & Logistics	1.0
Electrical Equipment	0.9
Technology Hardware, Storage & Peripherals	0.9
Sovereign Bond	0.8
Diversified Consumer Services	0.8
Machinery	0.7
Interactive Media & Services	0.7
Energy Equipment & Services	0.7
Health Care Equipment & Supplies	0.6
Software	0.5
Thrifts & Mortgage Finance	0.5
Real Estate Management & Development	0.3
Household Durables	0.3
Life Sciences Tools & Services	0.3
Aerospace & Defense	0.2
Electronic Equipment, Instruments & Components	0.1
Food & Staples Retailing	0.1
Total	98.7

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts - Short Contracts

Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Dollar	897,197	European Euro	800,000	UBS	2/4/20	9,865
U.S. Dollar	885,643	European Euro	800,000	Goldman Sachs	3/3/20	(3,159)
						6,706

			Total unrealized appreciation			$9,865
			Total unrealized depreciation			(3,159)
			Total net unrealized appreciation/(depreciation)			$6,706

HSBC FAMILY OF FUNDS	.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 3.7%
France — 2.0%
BNP Paribas Cardif SA, 4.03% (EUR003M + 393 bps), Callable 11/25/25 @ 100 (a)(b)(c)	200,000	251,168
Electricite de France SA, Series E, 5.37% (EUSA12 + 379 bps), MTN, Callable 1/29/25 @ 100 (a)(b)(c)	100,000	128,749
Quatrim SASU, 5.88%, 1/31/24, Callable 11/15/21 @ 102.94 (a)(d)	200,000	231,485
		611,402
Germany — 0.4%
Commerzbank AG, Series E, 4.00%, 3/30/27	100,000	129,780

Ireland — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 8/15/26, Callable 8/15/22 @ 101.06 (a)(d)	100,000	113,474

Luxembourg — 0.5%
Kleopatra Holdings 1 SCA, Registered, 8.50%, 6/30/23, Callable 3/9/20 @ 102 (a)	273,660	147,179

Netherlands — 0.4%
Trivium Packaging Finance BV, 3.75%, 8/15/26, Callable 8/15/22 @ 101.88 (a)(d)	100,000	115,939
TOTAL FOREIGN BONDS (COST $1,170,710)		1,117,774

	Principal Amount ($)
Yankee Dollars — 21.6%
Argentina — 0.6%
Provincia de Buenos Aires, Registered, 6.50%, 2/15/23	174,000	64,815
Republic of Argentina, 5.88%, 1/11/28	83,000	36,396
Republic of Argentina, 6.88%, 1/11/48	170,000	71,912
		173,123
Australia — 0.8%
FMG Resources August 2006 pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100 (a)(d)	150,000	152,063
Mineral Resources, Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)(d)	74,000	80,845
		232,908
Bahamas — 0.2%
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/18/20 @ 105.44 (a)(d)	48,000	50,650

Bermuda — 1.0%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	106,570
VOC Escro, Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (a)(d)	203,000	210,105
		316,675
Canada — 3.4%
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26, Callable 1/15/23 @ 102.56 (a)(d)	52,000	53,690
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28, Callable 1/15/23 @ 102.69 (a)(d)	52,000	53,804
Enbridge, Inc., 5.50% (US0003M + 342 bps), 7/15/77, Callable 7/15/27 @ 100 (a)(c)	55,000	57,146
First Quantum Minerals, 7.50%, 4/1/25, Callable 4/1/20 @ 105.63 (a)(d)	212,000	208,820
GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56 (a)(d)	18,000	18,537
Iamgold Corp., 7.00%, 4/15/25, Callable 4/15/20 @ 105.25 (a)(d)	39,000	40,170
Kinross Gold Corp., 4.50%, 7/15/27, Callable 4/15/27 @ 100 (a)	50,000	53,205
New Gold, Inc., 6.25%, 11/15/22, Callable 2/18/20 @ 101.04 (a)(d)	153,000	153,287
New Gold, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 104.78 (a)(d)	18,000	16,920
Northwest Acquisitions ULC, 7.13%, 11/1/22, Callable 2/18/20 @ 103.56 (a)(d)	162,000	130,410
Nova Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100 (a)(d)	237,000	241,148
		1,027,137
Cayman Islands — 1.0%
Global Aircraft Leasing Co., Ltd., 6.50%, 9/15/24, Callable 9/15/21 @ 103.25 (a)(d)	300,000	306,915

Hong Kong SAR — 0.7%
CK Hutchison Capital Securities 17, Ltd., 4.00% (H15T5Y + 207 bps), Callable 5/12/22 @ 100 (a)(b)(c)(d)	200,000	202,598

Indonesia — 0.7%
Perusahaan Listrik Negara PT, Registered, 4.13%, 5/15/27, MTN	200,000	212,750

Ireland — 1.9%
AerCap Holdings NV, 3.50%, 1/15/25, Callable 11/15/24 @ 100 (a)	150,000	157,391
Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100 (a)(d)	400,000	432,884
		590,275
Luxembourg — 0.7%
ARD Finance SA, 6.50%, 6/30/27, Callable 11/15/22 @ 103.25 (a)(d)	200,000	206,250

Mexico — 1.4%
BBVA Bancomer SA Institucion de Banca, Registered, 6.50%, 3/10/21	150,000	156,377
Petroleos Mexicanos, 4.88%, 1/24/22	110,000	115,280
Petroleos Mexicanos, 6.50%, 3/13/27	97,000	105,164
Petroleos Mexicanos, 5.35%, 2/12/28	46,000	46,662
		423,483
Netherlands — 0.7%
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	200,000	212,492

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Oman — 1.3%
Oman Government International Bond, Registered, 5.38%, 3/8/27	400,000	413,000

Russian Federation — 0.5%
Gazprom OAO, Registered, 7.29%, 8/16/37	100,000	144,312

Saudi Arabia — 0.7%
Saudi Arabian Oil Co., 4.38%, 4/16/49 (d)	200,000	225,807

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered, 6.25%, 10/4/20	100,000	101,100

Turkey — 0.9%
Republic of Turkey, 6.88%, 3/17/36	68,000	75,480
Turkiye Is Bankasi AS, 6.13%, 4/25/24, MTN	200,000	207,540
		283,020
United Kingdom — 4.8%
Barclays PLC, 4.38%, 1/12/26	200,000	220,279
eG Global Finance PLC, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25 (a)(d)	200,000	212,500
Lloyds Banking Group PLC, 4.65%, 3/24/26	200,000	220,751
Nationwide Building Society, 3.62% (US0003M + 118 bps), 4/26/23, Callable 4/26/22 @ 100 (a)(c)(d)	200,000	206,736
Nationwide Building Society, 4.36% (US0003M + 139 bps), 8/1/24, Callable 8/1/23 @ 100 (a)(c)(d)	200,000	213,951
Royal Bank of Scotland Group PLC, 3.75% (H15T5Y + 210 bps), 11/1/29, Callable 11/1/24 @ 100 (a)(c)	200,000	207,805
Santander UK Group Holdings, 3.82% (US0003M + 140 bps), 11/3/28, Callable 11/3/27 @ 100 (a)(c)	200,000	215,633
		1,497,655
Venezuela — 0.0%NM
Republic of Venezuela, 11.95%, 8/5/31 (e)	30,000	3,675

TOTAL YANKEE DOLLARS (COST $6,423,263)		6,623,825

Corporate Bonds — 69.4%
United States — 69.4%
Adient US LLC, 7.00%, 5/15/26, Callable 5/15/22 @ 103.50(a)(d)	144,000	157,320
AK Steel Corp., 7.50%, 7/15/23, Callable 3/9/20 @ 103.75(a)	224,000	232,400
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24, Callable 12/15/23 @ 100.00(a)	55,000	59,276
Ally Financial, Inc., 4.13%, 3/30/20	50,000	50,171
Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100.00(a)	63,000	71,613
American Express Co., 4.90% (US0003M + 329 bps), Callable 3/15/20 @ 100.00(a)(b)(c)	300,000	299,838
American Express Co., 5.34% (US0003M + 343 bps), Callable 5/15/20 @ 100.00(a)(b)(c)	48,000	48,300
Antero Resources Corp., 5.13%, 12/1/22, Callable 3/9/20 @ 101.28(a)	275,000	237,188
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)(d)	30,000	32,001
Arconic, Inc., 5.90%, 2/1/27	34,000	38,542
AT&T, Inc., 3.07% (US0003M + 118 bps), 6/12/24(c)	40,000	40,713
AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100.00(a)	85,000	104,219
AT&T, Inc., 5.65%, 2/15/47, Callable 8/15/46 @ 100.00(a)	75,000	97,344
Bank of America Corp., 4.30% (US0003M + 266 bps), Callable 1/28/25 @ 100.00(a)(b)(c)	60,000	59,874
Bank of America Corp., 6.50% (US0003M + 417 bps), Callable 10/23/24 @ 100.00(a)(b)(c)	35,000	39,550
Bausch Health Cos., Inc., 5.00%, 1/30/28, Callable 1/30/23 @ 102.50(a)(d)	78,000	78,975
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)(d)	59,000	60,106
Blue Racer Midstream LLC, 6.13%, 11/15/22, Callable 3/9/20 @ 101.53(a)(d)	164,000	160,244
Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100.00(a)	35,000	37,643
Buckeye Partners, LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100.00(a)	100,000	93,094
Calpine Corp., 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)(d)	125,000	124,375
Care Capital Properties, Inc., 5.13%, 8/15/26, Callable 5/15/26 @ 100.00(a)	145,000	158,657
Cargo Aircraft Manageman, 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)(d)	89,000	90,339
Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100.00(a)	60,000	73,923
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(a)(d)	35,000	36,575
Centene Corp., 5.37%, 8/15/26, Callable 8/15/21 @ 104.03(a)(d)	50,000	53,063
Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)(d)	35,000	37,231
Centene Corp., 6.13%, 2/15/24, Callable 3/9/20 @ 103.06(a)	29,000	29,943
Central Garden & Pet Co., 6.13%, 11/15/23, Callable 3/9/20 @ 103.06(a)	31,000	31,927

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102.00(a)(d)	19,000	19,087
CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)(d)	54,000	55,350
Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)(d)	36,000	36,525
Charter Communications Operating LLC/Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100.00(a)	200,000	239,639
Cheniere Corpus Christi Holding LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100.00(a)(d)	50,000	51,925
Citigroup, Inc., 4.13%, 7/25/28	70,000	77,778
Citigroup, Inc., 4.60%, 3/9/26	40,000	44,856
Citigroup, Inc., 4.70% (SOFR + 323 bps), Callable 1/30/25 @ 100.00(a)(b)(c)	95,000	96,753
Clearwater Paper Corp., 5.38%, 2/1/25(d)	340,000	353,600
Cleveland-Cliffs, Inc., 5.88%, 6/1/27, Callable 6/1/22 @ 102.94(a)(d)	175,000	161,438
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103.00(a)(d)	124,000	130,045
CommScope, Inc., 8.25%, 3/1/27, Callable 3/1/22 @ 104.13(a)(d)	75,000	77,063
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100.00(a)	110,000	112,217
CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100.00(a)	100,000	103,785
CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100.00(a)	40,000	47,524
CSX Corp., 4.75%, 11/15/48, Callable 5/15/48 @ 100.00(a)	25,000	31,635
DCP Midstream LLC, 8.13%, 8/16/30	55,000	67,925
Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100.00(a)(d)	200,000	222,703
Dell, Inc., 7.10%, 4/15/28	28,000	33,883
Diamond 1 Finance/Diamond 2, 5.88%, 6/15/21, Callable 2/24/20 @ 101.47(a)(d)	4,000	4,038
Diamond 1 Finance/Diamond 2, 6.02%, 6/15/26, Callable 3/15/26 @ 100.00(a)(d)	50,000	58,404
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)(d)	185,000	184,280
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31(a)(d)	185,000	172,975
Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100.00(a)	250,000	264,443
Discover Financial Services, 3.95%, 11/6/24, Callable 8/6/24 @ 100.00(a)	100,000	107,463
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 2/15/20 @ 101.00(a)(d)	100,000	101,000
Embarq Corp., 8.00%, 6/1/36	150,000	166,717
Enable Midstream Partners LP, 4.95%, 5/15/28, Callable 2/15/28 @ 100.00(a)	245,000	253,124
Energy Transfer Partners LP, 5.30%, 4/15/47, Callable 10/15/46 @ 100.00(a)	25,000	26,509
Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100.00(a)	25,000	28,856
Energy Transfer Partners LP, 6.25% (US0003M + 418 bps), Callable 2/15/23 @ 100.00(a)(b)(c)	50,000	47,500
EnLink Midstream Partners LP, 5.45%, 6/1/47, Callable 12/1/46 @ 100.00(a)	80,000	63,200
EnLink Midstream Partners LP, 6.00% (US0003M + 411 bps), Callable 12/15/22 @ 100.00(a)(b)(c)	51,000	35,573
Enterprise Products Operating LLC, 5.25% (US0003M + 303 bps), 8/16/77, Callable 8/16/27 @ 100.00(a)(c)	35,000	36,155
Enterprise Products Operating LLC, 5.38% (US0003M + 257 bps), 2/15/78, Callable 2/15/28 @ 100.00(a)(c)	30,000	30,450
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100.00(a)	35,000	38,486
EPR Properties, 4.75%, 12/15/26, Callable 9/15/26 @ 100.00(a)	100,000	111,331
EPR Properties, 4.95%, 4/15/28, Callable 1/15/28 @ 100.00(a)	35,000	39,187
Equifax, Inc., 2.60%, 12/1/24, Callable 11/1/24 @ 100.00(a)	55,000	56,506
Equinix, Inc., 5.88%, 1/15/26, Callable 1/15/21 @ 102.94(a)	200,000	212,000
Fifth Third Bancorp, 5.07% (US0003M + 313 bps), Callable 3/9/20 @ 100.00(a)(b)(c)	50,000	50,063
Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100.00(a)	500,000	525,191
Fortune Brands Home & Security, Inc., 4.00%, 9/21/23, Callable 8/21/23 @ 100.00(a)	35,000	37,495
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100.00(a)(d)	225,000	262,121
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.50(a)	100,000	103,625
General Motors Acceptance Corp., 8.00%, 11/1/31	200,000	282,112
General Motors Financial Co., Inc., 3.01% (US0003M + 110 bps), 11/6/21(c)	40,000	40,206
General Motors Financial Co., Inc., 3.55%, 7/8/22	300,000	309,984

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100.00(a)		80,000	85,894
Genesis Energy LP, 5.63%, 6/15/24, Callable 3/9/20 @ 102.81(a)		30,000	29,175
Genesis Energy LP, 7.75%, 2/1/28, Callable 2/1/23 @ 105.81(a)		112,000	112,927
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27, Callable 6/1/22 @ 102.63(a)(d)		100,000	104,875
Goldman Sachs Group, Inc., 4.22% (US0003M + 130 bps), 5/1/29, Callable 5/1/28 @ 100.00(a)(c)		40,000	45,101
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25(a)(d)		21,000	22,865
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25(a)(d)		374,000	402,750
Gulfport Energy Corp., 6.00%, 10/15/24, Callable 3/9/20 @ 104.50(a)		25,000	13,780
Gulfport Energy Corp., 6.38%, 5/15/25, Callable 5/15/20 @ 104.78(a)		136,000	68,000
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100.00(a)		65,000	70,400
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100.00(a)		50,000	54,924
HCA, Inc., 5.50%, 6/15/47, Callable 12/15/46 @ 100.00(a)		35,000	41,584
HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100.00(a)		60,000	63,586
HealthSouth Corp., 5.75%, 11/1/24, Callable 3/9/20 @ 100.96(a)		18,000	18,220
Herc Holdings, Inc., 5.50%, 7/15/27, Callable 7/15/22 @ 102.75(a)(d)		180,000	188,046
Hillenbrand., Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100.00(a)		300,000	322,882
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100.00(a)		50,000	55,727
IQVIA, Inc., 2.25%, 1/15/28, Callable 7/15/22 @ 101.13(a)(d)	EUR	100,000	112,509
Iron Mountain, Inc., 4.88%, 9/15/29, Callable 9/15/24 @ 102.44(a)(d)		55,000	56,106
Jabil, Inc., 3.95%, 1/12/28, Callable 10/12/27 @ 100.00(a)		183,000	196,160
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 3/9/20 @ 105.91(a)(d)		150,000	158,969
JBS USA LLC/JBS USA Finance LLC, 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)(d)		180,000	201,602
JPMorgan Chage & Co., 6.10% (US0003M + 333 bps), Callable 10/1/24 @ 100.00(a)(b)(c)		40,000	44,136
JPMorgan Chase & Co., 4.60% (SOFR + 313 bps), Callable 2/1/25 @ 100.00(a)(b)(c)		220,000	224,598
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100.00(a)		335,000	365,889
KLA- Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100.00(a)		55,000	71,330
LABL Escrow Issuer LLC, 6.75%, 7/15/26, Callable 7/15/22 @ 103.38(a)(d)		269,000	288,914
Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100.00(a)		250,000	273,442
Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)(d)		100,000	102,752
Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100.00(a)		300,000	327,418
Manitowoc Co., Inc., 9.00%, 4/1/26, Callable 4/1/22 @ 104.50(a)(d)		34,000	36,210
Match Group, Inc., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(a)(d)		166,000	179,073
MGM Growth/MGM Finance, 4.50%, 9/1/26, Callable 6/1/26 @ 100.00(a)		25,000	26,009
Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)(d)		49,000	50,232
Morgan Stanley, 4.35%, 9/8/26, MTN		250,000	278,637
MPT Operating Partnership LP, 5.00%, 10/15/27, Callable 10/15/22 @ 102.50(a)		53,000	55,714
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102.31(a)		103,000	107,764
MTS Systems Corp., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)(d)		41,000	43,050
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27, Callable 1/15/23 @ 103.00(a)(d)		64,000	65,131
Navient Corp., 5.00%, 3/15/27, Callable 9/15/26 @ 100.00(a)		48,000	47,880
Navient Corp., 5.88%, 10/25/24		250,000	263,730
Navient Corp., 6.50%, 6/15/22		150,000	159,375
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100.00(a)(d)		70,000	76,022
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.50(a)		250,000	254,475
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100.00(a)		25,000	26,741
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(d)		50,000	51,750
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25(d)		226,000	251,990
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100.00(a)		35,000	36,020
Panther BF Aggregator 2 LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)(d)		244,000	261,715
PBF Holding Co. LLC, 7.00%, 11/15/23, Callable 2/14/20 @ 103.50(a)		25,000	25,764
PBF Holding Co. LLC, 7.25%, 6/15/25, Callable 6/15/20 @ 105.44(a)		38,000	40,359
PBF Logistics LP, 6.00%, 2/15/28, Callable 2/15/23 @ 103.00(a)(d)		178,000	182,023
Peabody Finance Corp., 6.00%, 3/31/22, Callable 3/9/20 @ 103.00(a)(d)		150,000	139,125
Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)(d)		36,000	37,890

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
PetSmart, Inc., 5.88%, 6/1/25, Callable 6/1/20 @ 102.94(a)(d)		150,000	154,500
Plains All American Pipeline LP, 6.12% (US0003M + 411 bps), Callable 11/15/22 @ 100.00(a)(b)(c)		13,000	12,042
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13(a)(d)		159,000	139,920
PPL Capital Funding, Inc., 4.00%, 9/15/47, Callable 3/15/47 @ 100.00(a)		50,000	54,450
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24(d)		157,000	163,673
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28, Callable 1/15/23 @ 103.13(a)(d)		53,000	52,503
Prudential Financial, Inc., 5.37% (US0003M + 303 bps), 5/15/45, Callable 5/15/25 @ 100.00(a)(c)		300,000	326,100
PTC, Inc., 4.00%, 2/15/28, Callable 2/15/23 @ 102.00(a)(d)		39,000	39,390
PulteGroup, Inc., 5.50%, 3/1/26, Callable 12/1/25 @ 100.00(a)		166,000	185,505
Rayonier AM Products, Inc., 5.50%, 6/1/24, Callable 3/9/20 @ 102.75(a)(d)		124,000	93,000
Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)(d)		136,000	146,717
Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)(d)		204,000	226,960
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100.00(a)(d)		70,000	69,949
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 6/1/24, Callable 5/1/24 @ 100.00(a)		50,000	53,631
Sabre Global, Inc., 5.25%, 11/15/23, Callable 3/9/20 @ 102.63(a)(d)		32,000	32,761
Santander Holdings USA, Inc., 3.50%, 6/7/24, Callable 5/7/24 @ 100.00(a)		225,000	234,775
SBA Communications Corp., 4.88%, 9/1/24, Callable 3/9/20 @ 103.66(a)		20,000	20,675
Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)(d)		150,000	154,269
Select Medical Corp., 1.00%, 8/15/26, Callable 8/15/22 @ 103.13(a)(d)		178,000	192,032
Senior Housing Properties Trust, 4.75%, 2/15/28, Callable 8/15/27 @ 100.00(a)		230,000	241,012
Service Corp. International, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)		65,000	67,967
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56(a)		55,000	58,570
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(d)		131,000	133,948
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)(d)		183,000	196,935
Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100.00(a)		225,000	234,821
Sprint Corp., 7.88%, 9/15/23		90,000	95,615
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 3/20/25(d)		300,000	314,802
Steel Dynamics, Inc., 3.45%, 4/15/30, Callable 1/15/30 @ 100.00(a)		55,000	56,589
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100.00(a)		40,000	43,360
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103.00(a)		17,000	17,934
Synchrony Financial, 3.70%, 8/4/26, Callable 5/4/26 @ 100.00(a)		30,000	31,559
Talen Energy Supply LLC, 6.63%, 1/15/28, Callable 1/15/23 @ 103.31(a)(d)		55,000	55,000
Targa Resources Partners LP, 5.00%, 1/15/28, Callable 1/15/23 @ 102.50(a)		15,000	15,263
Targa Resources Partners LP, 5.25%, 5/1/23, Callable 3/9/20 @ 100.88(a)		30,000	30,263
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.50(a)(d)		125,000	126,563
Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)(d)		94,000	98,935
The Chemours Co., 7.00%, 5/15/25, Callable 5/15/20 @ 103.50(a)		134,000	128,238
The Goldman Sachs Group, Inc., 4.75%, 10/12/21	EUR	100,000	119,427
Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100.00(a)		100,000	103,858
Truck Hero, Inc., 8.50%, 4/21/24, Callable 4/30/21 @ 104.25(a)(d)		143,000	148,184
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.50(a)(d)		105,000	107,762
Warrior Met Coal, Inc., 8.00%, 11/1/24, Callable 11/1/20 @ 104.00(a)(d)		216,000	224,100
Wells Fargo & Co., 5.66% (US0003M + 377 bps), Callable 3/15/20 @ 100.00(a)(b)(c)		27,000	27,170
Welltower, Inc., 4.13%, 3/15/29, Callable 12/15/28 @ 100.00(a)		30,000	33,659
Welltower, Inc., 4.95%, 9/1/48, Callable 3/1/48 @ 100.00(a)		35,000	43,796
Western Midstream Operat, 3.10%, 2/1/25, Callable 1/1/25 @ 100.00(a)		500,000	502,671
Wolverine Escrow LLC, 8.50%, 11/15/24, Callable 11/15/21 @ 106.38(a)(d)		96,000	98,720

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Wolverine Escrow LLC, 9.00%, 11/15/26, Callable 11/15/22 @ 106.75(a)(d)	133,000	138,144
WRK Co., Inc., 3.90%, 6/1/28, Callable 3/1/28 @ 100.00(a)	70,000	76,029
WRK Co., Inc., 4.65%, 3/15/26, Callable 1/15/26 @ 100.00(a)	50,000	56,359
Wyndham Destinations, Inc., 4.63%, 3/1/30, Callable 12/1/29 @ 100.00(a)(d)	125,000	128,281
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100.00(a)(d)	73,000	77,854
		21,254,649

TOTAL CORPORATE BONDS (COST $20,342,473)		21,254,649

U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds — 0.4%
3.38%, 11/15/48	86,000	112,005

U.S. Treasury Notes — 1.6%
2.38%, 5/15/29	397,000	427,069
2.63%, 2/15/29	61,000	66,836
		493,905
TOTAL U.S. TREASURY OBLIGATIONS (COST $571,660)		605,910

	Shares
Investment Companies — 1.7%
Northern Institutional Government Assets Portfolio, Institutional Shares, 1.48%(f)	517,498	517,498
TOTAL INVESTMENT COMPANIES (COST $517,498)		517,498

TOTAL INVESTMENTS IN SECURITIES (COST $29,025,604) — 98.4%		30,119,656
Other Assets (Liabilities) - 1.6%		488,890
NET ASSETS - 100%		$30,608,546

(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on January 31, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on January 31, 2020.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
NM	Not meaningful, amount is less than 0.05%.

bps - Basis Points

EUR - Euro

EUR003M - 3 Month EUR LIBOR

EUSA12 - Euro 12 Year Swap Rate

H15T5Y - 5 Year Treasury Constant Maturity Rate

LLC - Limited Liability Company

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

ULC - Unlimited Liability Co.

US0003M - 3 Month US Dollar LIBOR

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2020:

Industry	Percentage of Net Assets at Value (%)*
Oil, Gas & Consumable Fuels	10.8
Consumer Finance	9.8
Banks	8.1
Containers & Packaging	5.7
Metals & Mining	5.3
Equity Real Estate Investment Trusts	4.8
Hotels, Restaurants & Leisure	4.4
Media	3.4
Chemicals	3.0
Machinery	2.4
Sovereign Bond	2.3
Capital Markets	2.2
Wireless Telecommunication Services	2.1
Electric Utilities	2.0
U.S. Treasury Obligation	2.0
Health Care Providers & Services	2.0
Auto Components	1.9
Diversified Financial Services	1.9
Aerospace & Defense	1.7
Investment Companies	1.7
Specialty Retail	1.6
Thrifts & Mortgage Finance	1.6
IT Services	1.5
Diversified Telecommunication Services	1.5
Trading Companies & Distributors	1.4
Paper & Forest Products	1.2
Semiconductors & Semiconductor Equipment	1.1
Insurance	1.1
Technology Hardware, Storage & Peripherals	1.0
Commercial Services & Supplies	0.8
Independent Power and Renewable Electricity Producers	0.8
Food Products	0.7
Communications Equipment	0.7
Industrial Conglomerates	0.7
Electronic Equipment, Instruments & Components	0.7
Road & Rail	0.6
Interactive Media & Services	0.6
Household Durables	0.6
Pharmaceuticals	0.5
Life Sciences Tools & Services	0.5
Diversified Consumer Services	0.4
Air Freight & Logistics	0.3
Software	0.2
Biotechnology	0.2
Professional Services	0.2
Energy Equipment & Services	0.1
Household Products	0.1
Food & Staples Retailing	0.1
Building Products	0.1
Total	98.4

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2020 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Pay Fixed Rate (%)	Payment Frequency	Implied Credit Spread at January 31, 2020 (%)(b)	Expiration Date	Notional Amount ($)(c)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX N.A. High Yield Index, Series 33	5.00	Quarterly	3.09	12/20/24	1,584,000	(132,723)	(109,764)	(22,959)
CDX N.A. Investment Grade Index, Series 33	1.00	Quarterly	0.51	12/20/24	12,500,000	(293,845)	(255,474)	(38,371)
						(426,568)	(365,238)	(61,330)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Forward Foreign Currency Exchange Contracts - Short Contracts

Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Dollar	1,304,107	European Euro	1,162,994	UBS AG	2/4/20	14,155
U.S. Dollar	1,287,544	European Euro	1,162,994	Goldman Sachs	3/3/20	(4,546)
						9,609

			Total unrealized appreciation			$14,155
			Total unrealized depreciation			(4,546)
			Total net unrealized appreciation/(depreciation)			$9,609

HSBC FAMILY OF FUNDS